Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Components of Lease Expense
The components of lease expense were as follows (in millions):

	Successor	Predecessor
	Six Months Ended December 31,	Six Months Ended June 30,	Year Ended December 31,
	2021	2021	2020	2019
Operating lease cost	$14	$16	$40	$27
Finance lease cost:
Amortization of leased assets	12	13	21	15
Interest of lease liabilities	2	2	4	4
Variable and short-term lease cost	3	3	6	8
Sublease income	(3)	(4)	(6)	(8)

Total lease cost	$28	$30	$65	$46

Schedule of Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information related to leases was as follows (in millions, except lease term and discount rate):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Operating Leases
Operating lease right-of-use assets	$120	$129

Current operating lease liabilities	44	41
Noncurrent operating lease liabilities	139	155

Total operating lease liabilities	$183	$196

Finance Leases
Fixed assets, net	$62	$83

Current finance lease liabilities	27	28
Noncurrent finance lease liabilities	34	59

Total finance lease liabilities	$61	$87

Weighted Average Remaining Lease Term (in years)
Operating leases	5.8	6.6
Finance leases	2.7	3.5

Weighted Average Discount Rate
Operating leases	4.3%	5.6%
Finance leases	4.4%	4.4%

Schedule of Supplemental cash Flow and Other Information Related to Leases
Supplemental cash flow and other information related to leases was as follows (in millions):

	Successor	Predecessor
	Six Months Ended December 31,	Six Months Ended June 30,	Year Ended December 31,
	2021	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$27	$22	$42	$36
Operating cash flows from finance leases	2	2	4	4
Financing cash flows from finance leases	14	17	24	13

Right-of use assets obtained in exchange for lease obligations
Operating leases	$2	$10	$26	$58
Finance leases	2	2	62	24

Summary of Future Lease Payments for Lease Obligations
Future lease payments for lease obligations with initial terms in excess of one year as of December 31, 2021 are as follows (in millions):

	Finance Leases	Operating Leases
2022	$23	$38
2023	22	34
2024	16	33
2025	4	22
2026	—	17
Thereafter	—	46

Total lease payments	65	190
Less: amount representing interest	(4)	(27)

Total lease obligations, net	61	163
Less: current portion of lease obligations, net	(27)	(37)

Total long-term portion of lease obligations, net	$34	$126